Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.8%
198,276	iShares 20+ Year Treasury Bond ETF	$26,188,294	1.9
409,186	iShares MSCI EAFE Small-Cap ETF	27,145,399	1.9

	Total Exchange-Traded Funds
	(Cost $58,613,878)	53,333,693	3.8

MUTUAL FUNDS: 96.0%
	Affiliated Investment Companies: 96.0%
9,581,432	Voya Emerging Markets Index Portfolio - Class P2	118,809,754	8.5
20,471,818	Voya International Index Portfolio - Class P2	232,969,287	16.6
4,157,313	Voya Russell Mid Cap Index Portfolio - Class P2	57,745,078	4.1
4,384,594	Voya Russell Small Cap Index Portfolio - Class P2	72,652,723	5.2
26,058,612	Voya U.S. Bond Index Portfolio - Class P2	262,670,809	18.7
28,673,779	Voya U.S. Stock Index Portfolio - Class P2	601,862,626	42.9

	Total Mutual Funds
	(Cost $1,256,111,542)	1,346,710,277	96.0

	Total Investments in Securities (Cost $1,314,725,420)	$1,400,043,970	99.8
	Assets in Excess of Other Liabilities	2,316,132	0.2
	Net Assets	$1,402,360,102	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$53,333,693	$–	$–	$53,333,693
Mutual Funds	1,346,710,277	–	–	1,346,710,277
Total Investments, at fair value	$1,400,043,970	$–	$–	$1,400,043,970
Liabilities Table
Other Financial Instruments+
Futures	$(1,885,868)	$–	$–	$(1,885,868)
Total Liabilities	$(1,885,868)	$–	$–	$(1,885,868)

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$111,848,577	$21,843,568	$(4,375,873)	$(10,506,518)	$118,809,754	$-	$896,487	$-
Voya International Index Portfolio - Class P2	230,627,069	24,422,385	(5,331,206)	(16,748,961)	232,969,287	-	494,064	-
Voya Russell Mid Cap Index Portfolio - Class P2	58,388,120	3,371,827	(485,773)	(3,529,096)	57,745,078	-	184,903	-
Voya Russell Small Cap Index Portfolio - Class P2	70,260,812	8,968,057	(847,299)	(5,728,847)	72,652,723	-	301,043	-
Voya U.S. Bond Index Portfolio - Class P2	247,276,088	62,891,298	(30,999,361)	(16,497,216)	262,670,809	1,231,217	(450,382)	-
Voya U.S. Stock Index Portfolio - Class P2	663,816,849	23,143,340	(40,839,456)	(44,258,107)	601,862,626	-	13,260,400	-
	$1,382,217,515	$144,640,475	$(82,878,968)	$(97,268,745)	$1,346,710,277	$1,231,217	$14,686,515	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the following futures contracts were outstanding for Voya Index Solution 2035 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	109	06/13/22	$26,833,075	$(30,923)
			$26,833,075	$(30,923)
Short Contracts:
MSCI EAFE Index	(130)	06/17/22	(13,938,600)	(735,376)
MSCI Emerging Markets Index	(242)	06/17/22	(13,618,550)	(1,119,569)
			$(27,557,150)	$(1,854,945)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,319,984,667.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$123,434,857
Gross Unrealized Depreciation	(45,261,422)
Net Unrealized Appreciation	$78,173,435